Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000066373
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement Income Fund
Class Name	Fund Shares
Trading Symbol	URINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Overall shorter duration in fixed income in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Retirement Income Fund, Fund Shares - $15,177	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	S&P Target Date Retirement Income Index - $15,032
4/15	$10,000	$10,000	$10,000
4/16	$9,880	$10,272	$10,049
4/17	$10,553	$10,357	$10,588
4/18	$10,962	$10,324	$11,064
4/19	$11,431	$10,870	$11,611
4/20	$11,603	$12,049	$12,048
4/21	$13,505	$12,017	$13,632
4/22	$12,852	$10,994	$12,901
4/23	$13,004	$10,947	$13,097
4/24	$13,934	$10,786	$13,810
4/25	$15,177	$11,651	$15,032

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	8.93%	5.52%	4.26%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P Target Date Retirement Income Index	8.85%	4.53%	4.16%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 641,679,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$641,679
Number of Holdings	33
Investment Advisory Fees	$-
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Government Securities Fund, Institutional Shares	21.7%
Victory Short-Term Bond Fund, Institutional Shares	11.8%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	10.8%
VictoryShares Corporate Bond ETF	6.3%
Victory Market Neutral Income Fund, Class I	5.8%
Victory High Income Fund, Institutional Shares	4.7%
Victory Target Managed Allocation Fund	4.6%
Victory Global Managed Volatility Fund, Institutional Shares	4.6%
Victory RS International Fund, Class R6	3.9%
VictoryShares Short-Term Bond ETF	3.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	49.0%
Affiliated Equity Mutual Funds	27.8%
Affiliated Equity Exchange-Traded Funds	13.2%
Affiliated Fixed-Income Exchange-Traded Funds	9.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066375
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2030 Fund
Class Name	Fund Shares
Trading Symbol	URTRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Retirement 2030 Fund, Fund Shares - $17,536	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	S&P Target Date 2030 Index - $18,963
4/15	$10,000	$10,000	$10,000
4/16	$9,631	$10,272	$9,849
4/17	$10,839	$10,357	$11,019
4/18	$11,756	$10,324	$12,058
4/19	$12,192	$10,870	$12,762
4/20	$11,747	$12,049	$12,542
4/21	$15,035	$12,017	$16,326
4/22	$14,312	$10,994	$15,450
4/23	$14,503	$10,947	$15,799
4/24	$15,989	$10,786	$17,296
4/25	$17,536	$11,651	$18,963

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.67%	8.34%	5.78%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
S&P Target Date 2030 Index	9.64%	8.62%	6.61%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,207,250,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,207,250
Number of Holdings	34
Investment Advisory Fees	$-
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Government Securities Fund, Institutional Shares	16.4%
Victory Target Managed Allocation Fund	7.7%
Victory Global Managed Volatility Fund, Institutional Shares	7.4%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	6.8%
VictoryShares Short-Term Bond ETF	5.9%
Victory Short-Term Bond Fund, Institutional Shares	5.5%
Victory RS International Fund, Class R6	5.5%
Victory High Income Fund, Institutional Shares	4.0%
Victory 500 Index Fund, Reward Shares	4.0%
VictoryShares Corporate Bond ETF	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	38.9%
Affiliated Fixed-Income Mutual Funds	32.7%
Affiliated Equity Exchange-Traded Funds	18.4%
Affiliated Fixed-Income Exchange-Traded Funds	9.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066376
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2040 Fund
Class Name	Fund Shares
Trading Symbol	URFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Retirement 2040 Fund, Fund Shares - $18,903	S&P 500® Index (regulatory broad based index) - $31,955	S&P Target Date 2040 Index - $21,219
4/15	$10,000	$10,000	$10,000
4/16	$9,556	$10,121	$9,790
4/17	$10,907	$11,934	$11,129
4/18	$12,006	$13,517	$12,400
4/19	$12,419	$15,341	$13,133
4/20	$11,632	$15,474	$12,573
4/21	$15,685	$22,589	$17,526
4/22	$14,937	$22,637	$16,602
4/23	$15,164	$23,240	$17,023
4/24	$17,160	$28,507	$19,237
4/25	$18,903	$31,955	$21,219

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	10.16%	10.20%	6.57%
S&P 500® Index	12.10%	15.61%	12.32%
S&P Target Date 2040 Index	10.30%	11.03%	7.81%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,566,202,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,566,202
Number of Holdings	34
Investment Advisory Fees	$-
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	10.8%
Victory Target Managed Allocation Fund	10.7%
Victory RS International Fund, Class R6	7.2%
Victory Government Securities Fund, Institutional Shares	6.8%
Victory 500 Index Fund, Reward Shares	5.6%
Victory Trivalent International Fund-Core Equity, Class R6	5.0%
VictoryShares International Value Momentum ETF	4.5%
VictoryShares WestEnd U.S. Sector ETF	4.2%
VictoryShares Short-Term Bond ETF	4.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	4.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	51.5%
Affiliated Fixed-Income Mutual Funds	16.2%
Affiliated Equity Exchange-Traded Funds	25.4%
Affiliated Fixed-Income Exchange-Traded Funds	6.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066377
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2050 Fund
Class Name	Fund Shares
Trading Symbol	URFFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Retirement 2050 Fund, Fund Shares - $19,732	MSCI All Country World Index (regulatory broad based index) - $22,879	S&P Target Date 2050 Index - $22,231
4/15	$10,000	$10,000	$10,000
4/16	$9,540	$9,434	$9,748
4/17	$10,937	$10,861	$11,200
4/18	$12,114	$12,400	$12,566
4/19	$12,508	$13,028	$13,297
4/20	$11,639	$12,382	$12,608
4/21	$16,139	$18,046	$18,012
4/22	$15,373	$17,064	$17,079
4/23	$15,608	$17,416	$17,544
4/24	$17,905	$20,457	$20,113
4/25	$19,732	$22,879	$22,231

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	10.20%	11.13%	7.03%
MSCI All Country World Index	11.84%	13.07%	8.63%
S&P Target Date 2050 Index	10.53%	12.01%	8.32%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 988,588,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$988,588
Number of Holdings	33
Investment Advisory Fees	$-
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	12.6%
Victory Target Managed Allocation Fund	12.4%
Victory RS International Fund, Class R6	8.3%
Victory 500 Index Fund, Reward Shares	6.9%
VictoryShares International Value Momentum ETF	5.4%
Victory Trivalent International Fund-Core Equity, Class R6	5.3%
VictoryShares WestEnd U.S. Sector ETF	5.0%
Victory Government Securities Fund, Institutional Shares	4.1%
Victory Nasdaq-100 Index Fund, Class R6	3.9%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	59.4%
Affiliated Fixed-Income Mutual Funds	8.9%
Affiliated Equity Exchange-Traded Funds	30.0%
Affiliated Fixed-Income Exchange-Traded Funds	1.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000128656
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2060 Fund
Class Name	Fund Shares
Trading Symbol	URSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in a selection of affiliated mutual funds and exchanged-traded funds ("underlying affiliated funds") and does not directly invest in stocks, bonds, or commodities. The underlying affiliated funds provide the Fund exposure to the asset classes referenced below.

Top contributors to performance:

  An allocation to gold and gold mining stocks in the underlying affiliated funds was a positive contributor to performance.

  Security selection in investment grade fixed income securities and international developed equities in the underlying affiliated funds added to performance over the period.

  An allocation to global equity securities with lower volatility in the underlying affiliated funds was a positive contributor to performance.

Top detractors from performance:

  An allocation to U.S. mid-cap and small-cap equities in the underlying affiliated funds detracted from performance.

  Security selection in emerging markets equities in the underlying affiliated funds hurt performance over the period.

  Tactical equity allocations in the underlying affiliated funds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Retirement 2060 Fund, Fund Shares - $19,551	MSCI All Country World Index (regulatory broad based index) - $22,879	S&P Target Date 2060 Index - $22,463
4/15	$10,000	$10,000	$10,000
4/16	$9,537	$9,434	$9,717
4/17	$10,929	$10,861	$11,231
4/18	$12,077	$12,400	$12,636
4/19	$12,455	$13,028	$13,387
4/20	$11,557	$12,382	$12,683
4/21	$16,029	$18,046	$18,188
4/22	$15,251	$17,064	$17,239
4/23	$15,495	$17,416	$17,719
4/24	$17,800	$20,457	$20,328
4/25	$19,551	$22,879	$22,463

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.84%	11.09%	6.93%
MSCI All Country World Index	11.84%	13.07%	8.63%
S&P Target Date 2060 Index	10.50%	12.11%	8.43%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 149,365,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$149,365
Number of Holdings	31
Investment Advisory Fees	$-
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	12.9%
Victory Target Managed Allocation Fund	12.3%
Victory RS International Fund, Class R6	8.4%
Victory 500 Index Fund, Reward Shares	7.9%
VictoryShares WestEnd U.S. Sector ETF	5.5%
VictoryShares International Value Momentum ETF	5.3%
Victory Trivalent International Fund-Core Equity, Class R6	5.2%
Victory Government Securities Fund, Institutional Shares	3.9%
Victory Nasdaq-100 Index Fund, Class R6	3.9%
VictoryShares Free Cash Flow ETF	3.6%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Affiliated Equity Mutual Funds	59.7%
Affiliated Fixed-Income Mutual Funds	6.2%
Affiliated Equity Exchange-Traded Funds	32.4%
Affiliated Fixed-Income Exchange-Traded Funds	1.2%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034863
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Fund Shares
Trading Symbol	USAUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in information technology was a contributor to relative performance as compared to the Russell 1000®Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in financials was positive relative to the Index.

Top detractors from performance:

  Stock selection in consumer staples hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in real estate was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Aggressive Growth Fund, Fund Shares - $32,628	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Growth Index - $41,400	Lipper Large-Cap Growth Funds Index - $35,407
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,964	$10,121	$10,107	$9,770
4/17	$11,747	$11,934	$12,078	$11,649
4/18	$14,012	$13,517	$14,367	$14,060
4/19	$16,197	$15,341	$16,872	$16,341
4/20	$16,640	$15,474	$18,700	$17,869
4/21	$24,920	$22,589	$28,314	$27,063
4/22	$20,642	$22,637	$26,800	$23,623
4/23	$21,023	$23,240	$27,426	$23,993
4/24	$28,629	$28,507	$36,148	$31,778
4/25	$32,628	$31,955	$41,400	$35,407

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	13.97%	14.42%	12.55%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,202,025,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,573,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,202,025
Number of Holdings	55
Investment Advisory Fees	$9,573
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.2%
Financials	6.8%
Industrials	8.2%
Health Care	10.5%
Consumer Discretionary	11.5%
Communication Services	16.7%
Information TechnologyFootnote Reference**	43.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	5.8%
Amazon.com, Inc.	5.3%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	4.9%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.3%
Broadcom, Inc.	4.0%
Eli Lilly & Co.	3.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066835
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in information technology was a contributor to relative performance as compared to the Russell 1000®Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in financials was positive relative to the Index.

Top detractors from performance:

  Stock selection in consumer staples hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in real estate was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Aggressive Growth Fund Institutional Shares - $3,273,327	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Growth Index - $4,139,981	Lipper Large-Cap Growth Funds Index - $3,540,651
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$998,221	$1,012,065	$1,010,739	$977,003
4/17	$1,175,938	$1,193,410	$1,207,787	$1,164,888
4/18	$1,404,063	$1,351,728	$1,436,739	$1,406,023
4/19	$1,623,322	$1,534,135	$1,687,192	$1,634,126
4/20	$1,668,114	$1,547,376	$1,870,011	$1,786,950
4/21	$2,497,314	$2,258,890	$2,831,421	$2,706,324
4/22	$2,068,022	$2,263,703	$2,680,007	$2,362,277
4/23	$2,109,364	$2,324,014	$2,742,612	$2,399,289
4/24	$2,873,756	$2,850,673	$3,614,769	$3,177,802
4/25	$3,273,327	$3,195,495	$4,139,981	$3,540,651

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	13.90%	14.43%	12.59%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,202,025,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,573,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,202,025
Number of Holdings	55
Investment Advisory Fees	$9,573
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.2%
Financials	6.8%
Industrials	8.2%
Health Care	10.5%
Consumer Discretionary	11.5%
Communication Services	16.7%
Information TechnologyFootnote Reference**	43.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	6.9%
Meta Platforms, Inc., Class A	5.8%
Amazon.com, Inc.	5.3%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	4.9%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.3%
Broadcom, Inc.	4.0%
Eli Lilly & Co.	3.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034895
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Fund Shares
Trading Symbol	USCGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to energy was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in consumer discretionary and energy hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Capital Growth Fund, Fund Shares - $22,338	MSCI All Country World Index (regulatory broad based index) - $22,879	Lipper Global Funds Index - $21,273
4/15	$10,000	$10,000	$10,000
4/16	$9,584	$9,434	$9,451
4/17	$11,193	$10,861	$11,011
4/18	$12,962	$12,400	$12,397
4/19	$13,154	$13,028	$12,752
4/20	$11,687	$12,382	$11,840
4/21	$16,804	$18,046	$17,867
4/22	$16,517	$17,064	$15,944
4/23	$17,175	$17,416	$16,535
4/24	$20,345	$20,457	$19,387
4/25	$22,338	$22,879	$21,273

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.80%	13.83%	8.37%
MSCI All Country World Index	11.84%	13.07%	8.63%
Lipper Global Funds Index	9.73%	12.43%	7.84%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 910,434,000
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 7,386,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$910,434
Number of Holdings	454
Investment Advisory Fees	$7,386
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	2.7%
Real Estate	2.8%
Materials	4.1%
Consumer Discretionary	8.9%
Communication Services	8.9%
Consumer Staples	9.0%
Industrials	11.8%
Health Care	12.1%
Financials	15.8%
Information Technology	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.7%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.3%
Microsoft Corp.	1.7%
JPMorgan Chase & Co.	1.4%
Merck & Co., Inc.	1.0%
Verizon Communications, Inc.	1.0%
AbbVie, Inc.	0.9%
SAP SE	0.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000159209
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Institutional Shares
Trading Symbol	UICGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to energy was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in consumer discretionary and energy hurt relative performance as compared to the Index.

  An overweight to health care was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Capital Growth Fund Institutional Shares - $2,259,107	MSCI All Country World Index (regulatory broad based index) - $2,349,700	Lipper Global Funds Index - $2,156,490
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
4/16	$961,815	$968,853	$958,090
4/17	$1,123,963	$1,115,480	$1,116,244
4/18	$1,303,480	$1,273,489	$1,256,740
4/19	$1,323,448	$1,337,955	$1,292,757
4/20	$1,175,979	$1,271,627	$1,200,266
4/21	$1,695,184	$1,853,322	$1,811,268
4/22	$1,674,317	$1,752,483	$1,616,286
4/23	$1,737,380	$1,788,597	$1,676,192
4/24	$2,056,990	$2,100,942	$1,965,310
4/25	$2,259,107	$2,349,700	$2,156,490

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	9.74%	13.95%	8.75%
MSCI All Country World Index	11.84%	13.07%	9.19%
Lipper Global Funds Index	9.73%	12.43%	8.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 910,434,000
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 7,386,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$910,434
Number of Holdings	454
Investment Advisory Fees	$7,386
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	2.7%
Real Estate	2.8%
Materials	4.1%
Consumer Discretionary	8.9%
Communication Services	8.9%
Consumer Staples	9.0%
Industrials	11.8%
Health Care	12.1%
Financials	15.8%
Information Technology	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.7%
NVIDIA Corp.	3.8%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.3%
Microsoft Corp.	1.7%
JPMorgan Chase & Co.	1.4%
Merck & Co., Inc.	1.0%
Verizon Communications, Inc.	1.0%
AbbVie, Inc.	0.9%
SAP SE	0.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000129296
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Fund Shares
Trading Symbol	UGMVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to South Korea was a country level contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in energy hurt relative performance as compared to the Index.

  An underweight to financials was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in Canada and China.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Managed Volatility Fund, Fund Shares - $19,568	MSCI All Country World Index (regulatory broad based index) - $22,879	Global Managed Volatility Composite Index - $19,329
4/15	$10,000	$10,000	$10,000
4/16	$9,390	$9,434	$9,626
4/17	$10,571	$10,861	$10,640
4/18	$11,890	$12,400	$11,702
4/19	$12,278	$13,028	$12,242
4/20	$11,261	$12,382	$11,918
4/21	$15,225	$18,046	$15,585
4/22	$14,764	$17,064	$14,979
4/23	$15,467	$17,416	$15,452
4/24	$17,488	$20,457	$17,570
4/25	$19,568	$22,879	$19,329

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	11.89%	11.68%	6.94%
MSCI All Country World Index	11.84%	13.07%	8.63%
Global Managed Volatility Composite Index	10.01%	10.15%	6.81%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 442,373,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 2,970,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$442,373
Number of Holdings	404
Investment Advisory Fees	$2,970
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	1.0%
Materials	2.5%
Energy	4.5%
Communication Services	6.8%
Health Care	10.8%
Consumer Staples	11.4%
Financials	12.4%
Consumer Discretionary	12.5%
Industrials	13.2%
Information Technology	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.4%
NVIDIA Corp.	3.3%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corp.	2.0%
Alphabet, Inc., Class C	2.0%
Philip Morris International, Inc.	1.8%
Mastercard, Inc., Class A	1.5%
Altria Group, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Booking Holdings, Inc.	1.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066372
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Institutional Shares
Trading Symbol	UGOFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer staples was a contributor to relative performance as compared to the MSCI All Country World Index (the “Index”).

  An underweight to South Korea was a country level contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Stock selection in energy hurt relative performance as compared to the Index.

  An underweight to financials was a detractor to performance relative to the Index.

  Country level detractor to relative performance was stock selection in Canada and China.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Managed Volatility Fund Institutional Shares - $1,993,850	MSCI All Country World Index (regulatory broad based index) - $2,287,909	Global Managed Volatility Composite Index - $1,932,895
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$939,398	$943,375	$962,562
4/17	$1,059,725	$1,086,146	$1,063,967
4/18	$1,194,311	$1,240,000	$1,170,241
4/19	$1,236,426	$1,302,771	$1,224,194
4/20	$1,134,927	$1,238,186	$1,191,810
4/21	$1,539,182	$1,804,584	$1,558,505
4/22	$1,495,705	$1,706,398	$1,497,894
4/23	$1,570,335	$1,741,562	$1,545,172
4/24	$1,777,898	$2,045,693	$1,756,951
4/25	$1,993,850	$2,287,909	$1,932,895

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	12.15%	11.93%	7.14%
MSCI All Country World Index	11.84%	13.07%	8.63%
Global Managed Volatility Composite Index	10.01%	10.15%	6.81%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 442,373,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 2,970,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$442,373
Number of Holdings	404
Investment Advisory Fees	$2,970
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	1.0%
Materials	2.5%
Energy	4.5%
Communication Services	6.8%
Health Care	10.8%
Consumer Staples	11.4%
Financials	12.4%
Consumer Discretionary	12.5%
Industrials	13.2%
Information Technology	23.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Apple, Inc.	4.4%
NVIDIA Corp.	3.3%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corp.	2.0%
Alphabet, Inc., Class C	2.0%
Philip Morris International, Inc.	1.8%
Mastercard, Inc., Class A	1.5%
Altria Group, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Booking Holdings, Inc.	1.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034865
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Fund Shares
Trading Symbol	USGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An overweight to financials was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in energy and industrials hurt relative performance as compared to the Index.

  An underweight to communication services was a detractor to performance relative to the Index.

  Stock selection in materials was a negative contributor to the performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth & Income Fund, Fund Shares - $25,380	Russell 3000® Index (regulatory broad based index) - $30,174	Lipper Multi-Cap Core Funds Index - $26,843
4/15	$10,000	$10,000	$10,000
4/16	$9,669	$9,982	$9,802
4/17	$11,701	$11,837	$11,525
4/18	$13,009	$13,382	$12,949
4/19	$14,104	$15,079	$14,190
4/20	$13,005	$14,922	$13,717
4/21	$18,864	$22,520	$20,905
4/22	$18,372	$21,819	$20,142
4/23	$18,644	$22,146	$20,431
4/24	$23,179	$27,085	$24,708
4/25	$25,380	$30,174	$26,843

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.45%	14.31%	9.76%
Russell 3000® Index	11.40%	15.12%	11.68%
Lipper Multi-Cap Core Funds Index	8.64%	14.37%	10.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,878,468,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 12,560,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,878,468
Number of Holdings	407
Investment Advisory Fees	$12,560
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	2.3%
Real Estate	2.4%
Energy	3.3%
Consumer Discretionary	8.0%
Industrials	8.0%
Communication Services	9.1%
Consumer Staples	9.2%
Financials	15.3%
Health Care	16.1%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Microsoft Corp.	5.1%
Apple, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Johnson & Johnson	1.8%
Eli Lilly & Co.	1.8%
AbbVie, Inc.	1.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000159207
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Institutional Shares
Trading Symbol	UIGIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance as compared to the Russell 3000® Index (the “Index”).

  An overweight to financials was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in energy and industrials hurt relative performance as compared to the Index.

  An underweight to communication services was a detractor to performance relative to the Index.

  Stock selection in materials was a negative contributor to the performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth & Income Fund Institutional Shares - $2,512,691	Russell 3000® Index (regulatory broad based index) - $2,978,065	Lipper Multi-Cap Core Funds Index - $2,661,335
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
4/16	$944,269	$985,240	$971,824
4/17	$1,143,525	$1,168,327	$1,142,674
4/18	$1,272,188	$1,320,766	$1,283,815
4/19	$1,379,974	$1,488,259	$1,406,825
4/20	$1,272,896	$1,472,757	$1,359,999
4/21	$1,847,662	$2,222,669	$2,072,620
4/22	$1,806,957	$2,153,446	$1,996,947
4/23	$1,851,186	$2,185,812	$2,025,576
4/24	$2,295,315	$2,673,272	$2,449,675
4/25	$2,512,691	$2,978,065	$2,661,335

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	9.43%	14.57%	9.94%
Russell 3000® Index	11.40%	15.12%	11.88%
Lipper Multi-Cap Core Funds Index	8.64%	14.37%	10.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,878,468,000
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 12,560,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,878,468
Number of Holdings	407
Investment Advisory Fees	$12,560
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Utilities	2.3%
Real Estate	2.4%
Energy	3.3%
Consumer Discretionary	8.0%
Industrials	8.0%
Communication Services	9.1%
Consumer Staples	9.2%
Financials	15.3%
Health Care	16.1%
Information Technology	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Microsoft Corp.	5.1%
Apple, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Johnson & Johnson	1.8%
Eli Lilly & Co.	1.8%
AbbVie, Inc.	1.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034864
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Fund Shares
Trading Symbol	USAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in communication services was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in health care hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth Fund, Fund Shares - $33,507	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Growth Index - $41,400	Lipper Large-Cap Growth Funds Index - $35,407
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,212	$10,121	$10,107	$9,770
4/17	$12,088	$11,934	$12,078	$11,649
4/18	$13,936	$13,517	$14,367	$14,060
4/19	$16,388	$15,341	$16,872	$16,341
4/20	$16,979	$15,474	$18,700	$17,869
4/21	$25,073	$22,589	$28,314	$27,063
4/22	$21,055	$22,637	$26,800	$23,623
4/23	$22,294	$23,240	$27,426	$23,993
4/24	$29,419	$28,507	$36,148	$31,778
4/25	$33,507	$31,955	$41,400	$35,407

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	13.90%	14.56%	12.85%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,229,415,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 16,829,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,229,415
Number of Holdings	68
Investment Advisory Fees	$16,829
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	2.6%
Industrials	5.9%
Financials	8.5%
Health Care	10.7%
Consumer Discretionary	13.6%
Communication Services	19.1%
Information TechnologyFootnote Reference**	38.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	9.5%
Microsoft Corp.	8.0%
Netflix, Inc.	6.1%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.9%
Tesla, Inc.	4.1%
Alphabet, Inc., Class C	3.2%
Oracle Corp.	2.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066836
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in communication services was a contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”).

  An overweight to communication services was a contributor to performance relative to the Index.

  Stock selection in information technology was positive relative to the Index.

Top detractors from performance:

  Stock selection in health care hurt relative performance as compared to the Index.

  An underweight to consumer staples was a detractor to performance relative to the Index.

  Stock selection in industrials was a negative contributor to relative performance to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth Fund Institutional Shares - $3,363,778	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Growth Index - $4,139,981	Lipper Large-Cap Growth Funds Index - $3,540,651
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,022,012	$1,012,065	$1,010,739	$977,003
4/17	$1,210,753	$1,193,410	$1,207,787	$1,164,888
4/18	$1,396,898	$1,351,728	$1,436,739	$1,406,023
4/19	$1,643,539	$1,534,135	$1,687,192	$1,634,126
4/20	$1,703,086	$1,547,376	$1,870,011	$1,786,950
4/21	$2,515,979	$2,258,890	$2,831,421	$2,706,324
4/22	$2,112,415	$2,263,703	$2,680,007	$2,362,277
4/23	$2,237,864	$2,324,014	$2,742,612	$2,399,289
4/24	$2,953,195	$2,850,673	$3,614,769	$3,177,802
4/25	$3,363,778	$3,195,495	$4,139,981	$3,540,651

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	13.87%	14.58%	12.90%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Growth Index	14.53%	17.23%	15.27%
Lipper Large-Cap Growth Funds Index	11.42%	14.66%	13.48%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,229,415,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 16,829,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,229,415
Number of Holdings	68
Investment Advisory Fees	$16,829
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	0.2%
Consumer Staples	2.6%
Industrials	5.9%
Financials	8.5%
Health Care	10.7%
Consumer Discretionary	13.6%
Communication Services	19.1%
Information TechnologyFootnote Reference**	38.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	9.5%
Microsoft Corp.	8.0%
Netflix, Inc.	6.1%
Meta Platforms, Inc., Class A	6.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.3%
Visa, Inc., Class A	4.9%
Tesla, Inc.	4.1%
Alphabet, Inc., Class C	3.2%
Oracle Corp.	2.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034869
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Fund Shares
Trading Symbol	USISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An overweight to consumer staples was a contributor relative to the Index.

Top detractors from performance:

  Stock selection in energy was a detractor to performance compared to the Index.

  An underweight as well as poor stock selection in financials detracted from performance relative to the Index.

  Stock selection in industrials was a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Stock Fund, Fund Shares - $22,847	S&P 500® Index (regulatory broad based index) - $31,955	Russell 1000® Value Index - $22,313	Lipper Equity Income Funds Index - $23,125
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,109	$10,121	$9,960	$9,954
4/17	$11,512	$11,934	$11,608	$11,465
4/18	$12,558	$13,517	$12,479	$12,489
4/19	$13,871	$15,341	$13,610	$13,733
4/20	$12,441	$15,474	$12,111	$12,771
4/21	$17,133	$22,589	$17,673	$17,804
4/22	$18,198	$22,637	$17,906	$18,545
4/23	$18,425	$23,240	$18,123	$18,947
4/24	$21,625	$28,507	$20,556	$21,307
4/25	$22,847	$31,955	$22,313	$23,125

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	5.65%	12.93%	8.61%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Equity Income Funds Index	8.53%	12.61%	8.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,395,246,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 13,953,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,395,246
Number of Holdings	149
Investment Advisory Fees	$13,953
Portfolio Turnover	76%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Materials	3.4%
Utilities	4.5%
Real Estate	4.9%
Consumer Discretionary	5.5%
Energy	6.5%
Information Technology	8.5%
Consumer Staples	12.1%
Industrials	13.8%
Health Care	18.1%
Financials	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	4.4%
Johnson & Johnson	2.9%
Gilead Sciences, Inc.	2.6%
Altria Group, Inc.	2.4%
AbbVie, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Philip Morris International, Inc.	1.9%
Automatic Data Processing, Inc.	1.9%
EOG Resources, Inc.	1.8%
Lockheed Martin Corp.	1.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066839
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Institutional Shares
Trading Symbol	UIISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in health care was a contributor to relative performance compared to the Russell 1000® Value Index (the “Index”).

  An overweight to consumer staples was a contributor relative to the Index.

Top detractors from performance:

  Stock selection in energy was a detractor to performance compared to the Index.

  An underweight as well as poor stock selection in financials detracted from performance relative to the Index.

  Stock selection in industrials was a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Stock Fund Institutional Shares - $2,290,174	S&P 500® Index (regulatory broad based index) - $3,195,495	Russell 1000® Value Index - $2,231,316	Lipper Equity Income Funds Index - $2,312,515
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,010,938	$1,012,065	$995,957	$995,363
4/17	$1,151,794	$1,193,410	$1,160,795	$1,146,499
4/18	$1,256,985	$1,351,728	$1,247,894	$1,248,923
4/19	$1,388,960	$1,534,135	$1,360,985	$1,373,338
4/20	$1,246,050	$1,547,376	$1,211,099	$1,277,080
4/21	$1,717,009	$2,258,890	$1,767,298	$1,780,416
4/22	$1,823,164	$2,263,703	$1,790,593	$1,854,526
4/23	$1,846,125	$2,324,014	$1,812,312	$1,894,692
4/24	$2,166,467	$2,850,673	$2,055,560	$2,130,731
4/25	$2,290,174	$3,195,495	$2,231,316	$2,312,515

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	5.71%	12.94%	8.64%
S&P 500® Index	12.10%	15.61%	12.32%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Equity Income Funds Index	8.53%	12.61%	8.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,395,246,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 13,953,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,395,246
Number of Holdings	149
Investment Advisory Fees	$13,953
Portfolio Turnover	76%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Materials	3.4%
Utilities	4.5%
Real Estate	4.9%
Consumer Discretionary	5.5%
Energy	6.5%
Information Technology	8.5%
Consumer Staples	12.1%
Industrials	13.8%
Health Care	18.1%
Financials	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	4.4%
Johnson & Johnson	2.9%
Gilead Sciences, Inc.	2.6%
Altria Group, Inc.	2.4%
AbbVie, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Philip Morris International, Inc.	1.9%
Automatic Data Processing, Inc.	1.9%
EOG Resources, Inc.	1.8%
Lockheed Martin Corp.	1.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034880
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Fund Shares
Trading Symbol	USSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer services was a contributor to relative performance as compared to the S&P North American Technology Sector IndexTM (the “Index”).

  Stock selection in software & services, a sub industry of the information technology sector, contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in technology hardware & equipment, a sub industry of the information technology sector, hurt relative performance as compared to the Index.

  An overweight to health care and consumer discretionary sectors was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Science & Technology Fund, Fund Shares - $27,094	S&P 500® Index (regulatory broad based index) - $31,955	S&P North American Technology Sector Index™ - $56,895	Lipper Science & Technology Funds Index - $39,177	S&P Composite 1500 Health Care Index - $23,224
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$10,018	$10,121	$10,280	$9,642	$9,919
4/17	$12,434	$11,934	$13,810	$12,730	$10,998
4/18	$14,959	$13,517	$17,785	$15,975	$12,306
4/19	$17,661	$15,341	$21,746	$18,822	$13,573
4/20	$19,057	$15,474	$24,611	$19,992	$15,483
4/21	$31,566	$22,589	$38,779	$33,887	$19,406
4/22	$20,406	$22,637	$34,127	$27,687	$20,760
4/23	$19,129	$23,240	$34,856	$26,697	$21,539
4/24	$24,490	$28,507	$50,770	$36,107	$22,886
4/25	$27,094	$31,955	$56,895	$39,177	$23,224

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	10.64%	7.29%	10.48%
S&P 500® Index	12.10%	15.61%	12.32%
S&P North American Technology Sector Index™	12.07%	18.25%	18.99%
Lipper Science & Technology Funds Index	8.50%	14.40%	14.63%
S&P Composite 1500 Health Care Index	1.48%	8.45%	8.79%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,104,070,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 8,544,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,104,070
Number of Holdings	255
Investment Advisory Fees	$8,544
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Industrials	0.4%
Financials	2.6%
Consumer Discretionary	3.2%
Health Care	15.0%
Communication Services	15.9%
Information TechnologyFootnote Reference**	60.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	7.6%
Microsoft Corp.	7.3%
Meta Platforms, Inc., Class A	7.1%
Alphabet, Inc., Class A	3.5%
AppLovin Corp., Class A	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.7%
Netflix, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220624
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Class A
Trading Symbol	USTCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in consumer services was a contributor to relative performance as compared to the S&P North American Technology Sector IndexTM (the “Index”).

  Stock selection in software & services, a sub industry of the information technology sector, contributed to performance relative to the Index.

Top detractors from performance:

  Stock selection in technology hardware & equipment, a sub industry of the information technology sector, hurt relative performance as compared to the Index.

  An overweight to health care and consumer discretionary sectors was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Science & Technology Fund Class A @ NAV - $26,335	Victory Science & Technology Fund Class A @ MOP - $24,823	S&P 500® Index (regulatory broad based index) - $31,955	S&P North American Technology Sector Index™ - $56,895	Lipper Science & Technology Funds Index - $39,177	S&P Composite 1500 Health Care Index - $23,224
4/15	$10,000	$9,426	$10,000	$10,000	$10,000	$10,000
4/16	$9,989	$9,416	$10,121	$10,280	$9,642	$9,919
4/17	$12,362	$11,652	$11,934	$13,810	$12,730	$10,998
4/18	$14,833	$13,981	$13,517	$17,785	$15,975	$12,306
4/19	$17,473	$16,470	$15,341	$21,746	$18,822	$13,573
4/20	$18,794	$17,715	$15,474	$24,611	$19,992	$15,483
4/21	$31,050	$29,268	$22,589	$38,779	$33,887	$19,406
4/22	$20,015	$18,866	$22,637	$34,127	$27,687	$20,760
4/23	$18,707	$17,634	$23,240	$34,856	$26,697	$21,539
4/24	$23,886	$22,515	$28,507	$50,770	$36,107	$22,886
4/25	$26,335	$24,823	$31,955	$56,895	$39,177	$23,224

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	10.25%	6.98%	10.17%
Class A @ MOP	3.92%	5.72%	9.52%
S&P 500® Index	12.10%	15.61%	12.32%
S&P North American Technology Sector Index™	12.07%	18.25%	18.99%
Lipper Science & Technology Funds Index	8.50%	14.40%	14.63%
S&P Composite 1500 Health Care Index	1.48%	8.45%	8.79%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,104,070,000
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 8,544,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,104,070
Number of Holdings	255
Investment Advisory Fees	$8,544
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Industrials	0.4%
Financials	2.6%
Consumer Discretionary	3.2%
Health Care	15.0%
Communication Services	15.9%
Information TechnologyFootnote Reference**	60.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

NVIDIA Corp.	7.6%
Microsoft Corp.	7.3%
Meta Platforms, Inc., Class A	7.1%
Alphabet, Inc., Class A	3.5%
AppLovin Corp., Class A	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.7%
Netflix, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034883
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Fund Shares
Trading Symbol	USCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$98	1.01%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in financials and real estate contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to consumer staples hurt relative performance as compared to the Index.

  Stock selection in health care and industrials was a detractor to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Small Cap Stock Fund, Fund Shares - $17,667	Russell 3000® Index (regulatory broad based index) - $30,174	Russell 2000® Index - $18,462	Lipper Small-Cap Core Funds Index - $19,713	S&P SmallCap 600 Index - $20,261
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$9,381	$9,982	$9,406	$9,677	$10,026
4/17	$11,141	$11,837	$11,816	$11,898	$12,458
4/18	$12,222	$13,382	$13,179	$13,110	$14,056
4/19	$13,017	$15,079	$13,787	$13,820	$14,677
4/20	$11,078	$14,922	$11,527	$11,105	$11,801
4/21	$20,196	$22,520	$20,163	$19,306	$20,871
4/22	$16,916	$21,819	$16,762	$17,660	$19,089
4/23	$16,621	$22,146	$16,151	$17,289	$18,355
4/24	$18,607	$27,085	$18,302	$19,772	$20,659
4/25	$17,667	$30,174	$18,462	$19,713	$20,261

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	-5.05%	9.78%	5.86%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%
Lipper Small-Cap Core Funds Index	-0.30%	12.16%	7.02%
S&P SmallCap 600 Index	-1.93%	11.42%	7.32%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 720,116,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 6,023,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$720,116
Number of Holdings	502
Investment Advisory Fees	$6,023
Portfolio Turnover	70%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Consumer Staples	2.9%
Utilities	2.9%
Energy	4.1%
Real Estate	4.8%
Materials	4.8%
Consumer Discretionary	11.1%
Information Technology	14.0%
Health Care	15.0%
Industrials	16.4%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Texas Capital Bancshares, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Casella Waste Systems, Inc.	0.9%
CorVel Corp.	0.9%
Acadian Asset Management, Inc.	0.8%
Hawkins, Inc.	0.7%
Atmus Filtration Technologies, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
Porch Group, Inc.	0.6%
Gates Industrial Corp. PLC	0.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066844
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Institutional Shares
Trading Symbol	UISCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 2000® Index (the “Index”).

  Stock selection in financials and real estate contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to consumer staples hurt relative performance as compared to the Index.

  Stock selection in health care and industrials was a detractor to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Small Cap Stock Fund Institutional Shares - $1,786,348	Russell 3000® Index (regulatory broad based index) - $3,017,354	Russell 2000® Index - $1,846,209	Lipper Small-Cap Core Funds Index - $1,971,311	S&P SmallCap 600 Index - $2,026,147
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$940,245	$998,237	$940,554	$967,714	$1,002,648
4/17	$1,117,417	$1,183,740	$1,181,602	$1,189,779	$1,245,839
4/18	$1,227,627	$1,338,190	$1,317,927	$1,311,035	$1,405,567
4/19	$1,309,139	$1,507,893	$1,378,709	$1,381,974	$1,467,731
4/20	$1,114,916	$1,492,186	$1,152,745	$1,110,514	$1,180,132
4/21	$2,033,719	$2,251,992	$2,016,300	$1,930,554	$2,087,109
4/22	$1,705,092	$2,181,856	$1,676,163	$1,766,011	$1,908,868
4/23	$1,675,984	$2,214,649	$1,615,062	$1,728,903	$1,835,527
4/24	$1,877,968	$2,708,540	$1,830,196	$1,977,190	$2,065,936
4/25	$1,786,348	$3,017,354	$1,846,209	$1,971,311	$2,026,147

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	-4.88%	9.89%	5.97%
Russell 3000® Index	11.40%	15.12%	11.68%
Russell 2000® Index	0.87%	9.88%	6.32%
Lipper Small-Cap Core Funds Index	-0.30%	12.16%	7.02%
S&P SmallCap 600 Index	-1.93%	11.42%	7.32%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 720,116,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 6,023,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$720,116
Number of Holdings	502
Investment Advisory Fees	$6,023
Portfolio Turnover	70%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Consumer Staples	2.9%
Utilities	2.9%
Energy	4.1%
Real Estate	4.8%
Materials	4.8%
Consumer Discretionary	11.1%
Information Technology	14.0%
Health Care	15.0%
Industrials	16.4%
Financials	20.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Texas Capital Bancshares, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Casella Waste Systems, Inc.	0.9%
CorVel Corp.	0.9%
Acadian Asset Management, Inc.	0.8%
Hawkins, Inc.	0.7%
Atmus Filtration Technologies, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
Porch Group, Inc.	0.6%
Gates Industrial Corp. PLC	0.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034890
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Fund Shares
Trading Symbol	UVALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in utilities and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to financials and utilities hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Value Fund, Fund Shares - $20,651	Russell 1000® Index (regulatory broad based index) - $31,142	Russell 1000® Value Index - $22,313	Lipper Multi-Cap Value Funds Index - $20,645	Lipper Large-Cap Value Funds Index - $24,354
4/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/16	$9,614	$10,034	$9,960	$9,686	$9,785
4/17	$11,255	$11,843	$11,608	$11,280	$11,486
4/18	$11,904	$13,402	$12,479	$12,100	$12,617
4/19	$12,749	$15,189	$13,610	$12,644	$13,773
4/20	$10,663	$15,202	$12,111	$10,690	$12,344
4/21	$15,636	$22,723	$17,673	$16,552	$18,309
4/22	$16,212	$22,247	$17,906	$16,582	$18,464
4/23	$16,451	$22,651	$18,123	$16,905	$19,027
4/24	$19,376	$27,820	$20,556	$19,635	$22,484
4/25	$20,651	$31,142	$22,313	$20,645	$24,354

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	6.58%	14.13%	7.52%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Multi-Cap Value Funds Index	5.14%	14.07%	7.52%
Lipper Large-Cap Value Funds Index	8.32%	14.56%	9.31%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,233,878,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 8,859,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,233,878
Number of Holdings	184
Investment Advisory Fees	$8,859
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.8%
Utilities	4.5%
Communication Services	4.8%
Energy	5.0%
Consumer Discretionary	6.9%
Consumer Staples	7.0%
Information Technology	9.6%
Industrials	15.6%
Health Care	16.6%
Financials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	2.4%
Everest Group Ltd.	2.1%
The Cigna Group	1.9%
Keurig Dr. Pepper, Inc.	1.6%
Cboe Global Markets, Inc.	1.5%
Johnson & Johnson	1.5%
LKQ Corp.	1.5%
Fairfax Financial Holdings Ltd.	1.5%
Exxon Mobil Corp.	1.4%
Citigroup, Inc.	1.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066845
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Institutional Shares
Trading Symbol	UIVAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Underweight to energy was a contributor to relative performance as compared to the Russell 1000® Value Index (the “Index”).

  Stock selection in utilities and health care contributed positively to the Fund's performance relative to the Index.

Top detractors from performance:

  An underweight to financials and utilities hurt relative performance as compared to the Index.

  Stock selection in industrials and information technology was a detractor to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Value Fund Institutional Shares - $2,081,170	Russell 1000® Index (regulatory broad based index) - $3,114,248	Russell 1000® Value Index - $2,231,316	Lipper Multi-Cap Value Funds Index - $2,064,487	Lipper Large-Cap Value Funds Index - $2,435,397
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$962,758	$1,003,370	$995,957	$968,558	$978,524
4/17	$1,128,480	$1,184,253	$1,160,795	$1,127,973	$1,148,626
4/18	$1,194,024	$1,340,214	$1,247,894	$1,209,954	$1,261,681
4/19	$1,280,036	$1,518,861	$1,360,985	$1,264,357	$1,377,329
4/20	$1,072,315	$1,520,162	$1,211,099	$1,069,016	$1,234,360
4/21	$1,573,196	$2,272,325	$1,767,298	$1,655,198	$1,830,886
4/22	$1,631,895	$2,224,671	$1,790,593	$1,658,242	$1,846,361
4/23	$1,655,906	$2,265,109	$1,812,312	$1,690,513	$1,902,746
4/24	$1,952,282	$2,782,006	$2,055,560	$1,963,541	$2,248,382
4/25	$2,081,170	$3,114,248	$2,231,316	$2,064,487	$2,435,397

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	6.60%	14.18%	7.60%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Lipper Multi-Cap Value Funds Index	5.14%	14.07%	7.52%
Lipper Large-Cap Value Funds Index	8.32%	14.56%	9.31%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,233,878,000
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 8,859,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,233,878
Number of Holdings	184
Investment Advisory Fees	$8,859
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.8%
Utilities	4.5%
Communication Services	4.8%
Energy	5.0%
Consumer Discretionary	6.9%
Consumer Staples	7.0%
Information Technology	9.6%
Industrials	15.6%
Health Care	16.6%
Financials	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

JPMorgan Chase & Co.	2.4%
Everest Group Ltd.	2.1%
The Cigna Group	1.9%
Keurig Dr. Pepper, Inc.	1.6%
Cboe Global Markets, Inc.	1.5%
Johnson & Johnson	1.5%
LKQ Corp.	1.5%
Fairfax Financial Holdings Ltd.	1.5%
Exxon Mobil Corp.	1.4%
Citigroup, Inc.	1.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034884
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Member Shares
Trading Symbol	USSPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Shares	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by financials, utilities and real estate sectors.

Top detractors from performance:

  Materials and energy sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory 500 Index Fund Member Shares - $31,706	S&P 500® Index (regulatory broad based index) - $31,955	Victory US Large Cap 500 Index - $32,144
4/15	$10,000	$10,000	$10,000
4/16	$10,095	$10,121	$10,057
4/17	$11,874	$11,934	$11,878
4/18	$13,415	$13,517	$13,495
4/19	$15,190	$15,341	$15,339
4/20	$15,447	$15,474	$15,624
4/21	$22,733	$22,589	$23,125
4/22	$22,497	$22,637	$22,713
4/23	$22,941	$23,240	$23,158
4/24	$28,244	$28,507	$28,571
4/25	$31,706	$31,955	$32,144

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Member Shares	12.25%	15.47%Footnote Reference	12.23%
S&P 500® Index	12.10%	15.61%	12.32%
Victory US Large Cap 500 Index	12.51%	15.52%	12.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 12,039,954,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 12,550,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$12,039,954
Number of Holdings	513
Investment Advisory Fees	$12,550
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	2.2%
Utilities	2.5%
Energy	3.2%
Consumer Staples	6.0%
Industrials	8.7%
Communication Services	9.5%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	14.7%
Information TechnologyFootnote Reference**	30.2%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034885
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Reward Shares
Trading Symbol	USPRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Reward Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by financials, utilities and real estate sectors.

Top detractors from performance:

  Materials and energy sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory 500 Index Fund Reward Shares - $32,008	S&P 500® Index (regulatory broad based index) - $31,955	Victory US Large Cap 500 Index - $32,144
4/15	$10,000	$10,000	$10,000
4/16	$10,105	$10,121	$10,057
4/17	$11,899	$11,934	$11,878
4/18	$13,456	$13,517	$13,495
4/19	$15,250	$15,341	$15,339
4/20	$15,522	$15,474	$15,624
4/21	$22,865	$22,589	$23,125
4/22	$22,652	$22,637	$22,713
4/23	$23,121	$23,240	$23,158
4/24	$28,491	$28,507	$28,571
4/25	$32,008	$31,955	$32,144

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Reward Shares	12.34%	15.57%Footnote Reference	12.34%
S&P 500® Index	12.10%	15.61%	12.32%
Victory US Large Cap 500 Index	12.51%	15.52%	12.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 12,039,954,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 12,550,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$12,039,954
Number of Holdings	513
Investment Advisory Fees	$12,550
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	2.2%
Utilities	2.5%
Energy	3.2%
Consumer Staples	6.0%
Industrials	8.7%
Communication Services	9.5%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	14.7%
Information TechnologyFootnote Reference**	30.2%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034943
Shareholder Report [Line Items]
Fund Name	Victory Extended Market Index Fund
Class Name	Fund Shares
Trading Symbol	USMIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Five out of eleven sectors were positive, led by financials, utilities and communication services.

Top detractors from performance:

  Energy, materials, and consumer discretionary were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Extended Market Index Fund, Fund Shares - $21,350	Russell 3000® Index (regulatory broad based index) - $30,174	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index - $19,722	Wilshire 4500 Completion Index - $23,582
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,357	$9,982	$9,518	$9,538
4/17	$11,339	$11,837	$11,481	$11,722
4/18	$12,681	$13,382	$12,820	$13,137
4/19	$13,706	$15,079	$13,890	$14,281
4/20	$12,122	$14,922	$11,583	$12,646
4/21	$21,715	$22,520	$19,997	$22,756
4/22	$18,417	$21,819	$17,430	$19,359
4/23	$17,428	$22,146	$16,835	$18,354
4/24	$20,827	$27,085	$19,192	$22,247
4/25	$21,350	$30,174	$19,722	$23,582

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	2.51%	11.99%	7.88%
Russell 3000® Index	11.40%	15.12%	11.68%
Blended-Victory Extended Market Index/Wilshire 4500 Completion IndexFootnote Reference(a)	2.76%	11.23%	7.03%
Wilshire 4500 Completion Index	6.00%	13.27%	8.96%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 661,251,000
Holdings Count | Holding	2,492
Advisory Fees Paid, Amount	$ 757,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$661,251
Number of Holdings	2,492
Investment Advisory Fees	$757
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Energy	3.2%
Communication Services	3.5%
Materials	4.5%
Consumer Staples	4.8%
Real Estate	7.4%
Health Care	12.5%
Information Technology	12.5%
Consumer Discretionary	12.7%
Financials	17.9%
Industrials	17.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034876
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Fund Shares
Trading Symbol	USNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Nasdaq-100 Index Fund, Fund Shares - $46,668	S&P 500® Index (regulatory broad based index) - $31,955	Nasdaq-100® Index - $48,884	Russell 1000® Growth Index - $41,400
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$9,900	$10,121	$9,959	$10,107
4/17	$12,829	$11,934	$12,969	$12,078
4/18	$15,259	$13,517	$15,510	$14,367
4/19	$18,088	$15,341	$18,473	$16,872
4/20	$21,062	$15,474	$21,595	$18,700
4/21	$32,568	$22,589	$33,521	$28,314
4/22	$30,277	$22,637	$31,304	$26,800
4/23	$31,336	$23,240	$32,552	$27,426
4/24	$41,430	$28,507	$43,221	$36,148
4/25	$46,668	$31,955	$48,884	$41,400

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	12.64%	17.25%Footnote Reference	16.65%Footnote Reference
S&P 500® Index	12.10%	15.61%	12.32%
Nasdaq-100® Index	13.10%	17.75%	17.20%
Russell 1000® Growth Index	14.53%	17.23%	15.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,536,289,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 13,600,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220619
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Institutional Shares
Trading Symbol	UINQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Nasdaq-100 Index Fund Institutional Shares - $1,998,791	S&P 500® Index (regulatory broad based index) - $1,962,721	Nasdaq-100® Index - $2,041,368	Russell 1000® Growth Index - $2,026,249
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/21	$1,394,870	$1,387,444	$1,399,842	$1,385,795
4/22	$1,296,698	$1,390,401	$1,307,248	$1,311,688
4/23	$1,342,499	$1,427,444	$1,359,374	$1,342,329
4/24	$1,774,678	$1,750,926	$1,804,896	$1,769,192
4/25	$1,998,791	$1,962,721	$2,041,368	$2,026,249

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares	12.63%	15.40%Footnote Reference
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,536,289,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 13,600,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220618
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class A
Trading Symbol	UANQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Nasdaq-100 Index Fund Class A @ NAV - $19,738	Victory Nasdaq-100 Index Fund Class A @ MOP - $19,295	S&P 500® Index (regulatory broad based index) - $19,627	Nasdaq-100® Index - $20,414	Russell 1000® Growth Index - $20,262
6/20Footnote Reference*	$10,000	$9,775	$10,000	$10,000	$10,000
4/21	$13,923	$13,610	$13,874	$13,998	$13,858
4/22	$12,911	$12,621	$13,904	$13,072	$13,117
4/23	$13,328	$13,028	$14,274	$13,594	$13,423
4/24	$17,566	$17,172	$17,509	$18,049	$17,692
4/25	$19,738	$19,295	$19,627	$20,414	$20,262

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A @ NAV	12.36%	15.10%Footnote Reference
Class A @ MOP	9.83%	14.56%
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 6,536,289,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 13,600,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220620
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class C
Trading Symbol	UCNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$153	1.45%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Nasdaq-100 Index Fund Class C @ NAV - $19,041	Victory Nasdaq-100 Index Fund Class C @ CDSC - $19,041	S&P 500® Index (regulatory broad based index) - $19,627	Nasdaq-100® Index - $20,414	Russell 1000® Growth Index - $20,262
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
4/21	$13,836	$13,836	$13,874	$13,998	$13,858
4/22	$12,732	$12,732	$13,904	$13,072	$13,117
4/23	$13,049	$13,049	$14,274	$13,594	$13,423
4/24	$17,072	$17,072	$17,509	$18,049	$17,692
4/25	$19,041	$19,041	$19,627	$20,414	$20,262

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C @ NAV	11.54%	14.25%
Class C @ CDSC	10.54%	14.25%
S&P 500® Index	12.10%	14.96%
Nasdaq-100® Index	13.10%	15.90%
Russell 1000® Growth Index	14.53%	15.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 6,536,289,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 13,600,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000179381
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class R6
Trading Symbol	URNQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reported period the Fund had a positive return. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Eight out of eleven sectors were positive, led by the utilities, communication services and consumer discretionary sectors.

Top detractors from performance:

  The real estate, energy and financials sectors were the largest detractors from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Nasdaq-100 Index Fund Class R6 - $38,046	S&P 500® Index (regulatory broad based index) - $26,713	Nasdaq-100® Index - $39,074	Russell 1000® Growth Index - $35,033
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,359	$9,976	$10,367	$10,220
4/18	$12,333	$11,300	$12,397	$12,158
4/19	$14,637	$12,825	$14,766	$14,277
4/20	$17,064	$12,935	$17,261	$15,824
4/21	$26,415	$18,883	$26,794	$23,960
4/22	$24,591	$18,923	$25,022	$22,679
4/23	$25,480	$19,427	$26,020	$23,208
4/24	$33,731	$23,830	$34,548	$30,589
4/25	$38,046	$26,713	$39,074	$35,033

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	12.79%	17.39%Footnote Reference	17.78%Footnote Reference
S&P 500® Index	12.10%	15.61%	12.79%
Nasdaq-100® Index	13.10%	17.75%	18.17%
Russell 1000® Growth Index	14.53%	17.23%	16.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,536,289,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 13,600,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$6,536,289
Number of Holdings	106
Investment Advisory Fees	$13,600
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.7%
Communication Services	15.6%
Information TechnologyFootnote Reference**	49.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034871
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Fund Shares
Trading Symbol	USIBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Plus Intermediate Bond Fund, Fund Shares - $13,098	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper Core Plus Bond Funds Index - $12,191
4/15	$10,000	$10,000	$10,000
4/16	$10,046	$10,272	$10,143
4/17	$10,588	$10,357	$10,441
4/18	$10,713	$10,324	$10,483
4/19	$11,319	$10,870	$11,026
4/20	$11,962	$12,049	$11,886
4/21	$12,989	$12,017	$12,420
4/22	$12,052	$10,994	$11,401
4/23	$12,073	$10,947	$11,299
4/24	$12,120	$10,786	$11,259
4/25	$13,098	$11,651	$12,191

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	8.08%	1.83%	2.74%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,249,660,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 17,175,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066840
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Institutional Shares
Trading Symbol	UIITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Plus Intermediate Bond Fund Institutional Shares - $1,319,086	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Lipper Core Plus Bond Funds Index - $1,219,136
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$1,005,506	$1,027,204	$1,014,268
4/17	$1,061,433	$1,035,716	$1,044,130
4/18	$1,073,639	$1,032,409	$1,048,293
4/19	$1,135,163	$1,087,030	$1,102,566
4/20	$1,200,427	$1,204,885	$1,188,631
4/21	$1,305,413	$1,201,666	$1,241,995
4/22	$1,210,855	$1,099,378	$1,140,148
4/23	$1,213,820	$1,094,679	$1,129,892
4/24	$1,219,453	$1,078,606	$1,125,918
4/25	$1,319,086	$1,165,115	$1,219,136

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	8.17%	1.90%	2.81%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,249,660,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 17,175,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220613
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class A
Trading Symbol	UITBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Plus Intermediate Bond Fund Class A @ NAV - $12,765	Victory Core Plus Intermediate Bond Fund Class A @ MOP - $12,477	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper Core Plus Bond Funds Index - $12,191
4/15	$10,000	$9,774	$10,000	$10,000
4/16	$10,022	$9,795	$10,272	$10,143
4/17	$10,537	$10,299	$10,357	$10,441
4/18	$10,621	$10,381	$10,324	$10,483
4/19	$11,191	$10,938	$10,870	$11,026
4/20	$11,806	$11,539	$12,049	$11,886
4/21	$12,787	$12,498	$12,017	$12,420
4/22	$11,831	$11,564	$10,994	$11,401
4/23	$11,822	$11,555	$10,947	$11,299
4/24	$11,838	$11,571	$10,786	$11,259
4/25	$12,765	$12,477	$11,651	$12,191

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.83%	1.57%	2.47%
Class A @ MOP	5.46%	1.12%	2.24%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.00%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,249,660,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 17,175,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220614
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class C
Trading Symbol	UITCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$159	1.53%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Plus Intermediate Bond Fund Class C @ NAV - $10,090	Victory Core Plus Intermediate Bond Fund Class C @ CDSC - $10,090	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,565	Lipper Core Plus Bond Funds Index - $10,031
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,358	$10,358	$9,865	$10,219
4/22	$9,524	$9,524	$9,025	$9,381
4/23	$9,456	$9,456	$8,987	$9,297
4/24	$9,408	$9,408	$8,855	$9,264
4/25	$10,090	$10,090	$9,565	$10,031

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C @ NAV	7.25%	0.18%
Class C @ CDSC	6.25%	0.18%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.92%
Lipper Core Plus Bond Funds Index	8.28%	0.06%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,249,660,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 17,175,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000175750
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	URIBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), for the year ended April 30, 2025.

Top contributors to performance:

  Our security selection within corporate credit, asset backed securities, and non-agency commercial mortgage-backed securities benefited performance as well as underweight allocation to corporate credit. Within corporate credit transportation, capital goods, insurance, and banking were the best performing sectors.

  Security selection materially aided performance across industries and asset classes. Allocation also aided performance.

  From a credit perspective, our security selection in BBB, & A rated credits and our allocation to below investment grade rated BB and B credits most impacted performance.

Top detractors from performance.

  Our underweight to the electric and pharmaceuticals sectors detracted from performance for the year.

  Duration slightly detracted from performance, as the Fund’s is overweight the belly of the curve (7- and 10-year key rate portions) versus the Index, which has more exposure to the long end, which underperformed during the year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Plus Intermediate Bond Fund Class R6 - $13,070	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper Core Plus Bond Funds Index - $12,010
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,383	$10,213	$10,286
4/18	$10,520	$10,180	$10,327
4/19	$11,144	$10,719	$10,862
4/20	$11,801	$11,881	$11,709
4/21	$12,851	$11,849	$12,235
4/22	$11,941	$10,841	$11,232
4/23	$11,991	$10,794	$11,131
4/24	$12,066	$10,636	$11,092
4/25	$13,070	$11,489	$12,010

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	8.32%	2.06%	3.23%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Lipper Core Plus Bond Funds Index	8.28%	0.51%	2.20%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,249,660,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 17,175,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$5,249,660
Number of Holdings	1,246
Investment Advisory Fees	$17,175
Portfolio Turnover	51%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	20.3%
Asset-Backed Securities	20.0%
U.S. Government Agency Mortgages	17.3%
U.S. Treasury Obligations	16.9%
Collateralized Mortgage Obligations	9.0%
Yankee Dollars	6.1%
Municipal Bonds	4.6%
OtherFootnote Reference**	3.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034867
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Fund Shares
Trading Symbol	USHYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,003,711,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%

Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066837
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Institutional Shares
Trading Symbol	UIHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,003,711,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%

Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000175747
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Class R6
Trading Symbol	URHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed its benchmark index, the Bloomberg US High Yield 2% Issuer Capped Bond Index, for the year ended April 30, 2025.

Top contributors to performance:

  Sectors that added to performance were an underweight to independents, oil field services, and midstream, and an overweight to asset-backed securities, and wireless related names. Security selection in wireless, airlines, cable, and health care aided performance.

  From a credit perspective, our security selection within BB and CCC rated credits benefited performance as did our underweight to BB and B rated credits.

Top detractors from performance:

  Sectors that detracted from performance were our underweight to cable and finance companies and an overweight to the airline, and collateralized loan obligation sectors, as well as security selection within media, technology and consumer cyclical sectors

  From a credit perspective, security selection within the B & CC rated names detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,003,711,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$1,003,711
Number of Holdings	478
Investment Advisory Fees	$4,850
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of April 30, 2025)

Value	Value
Real Estate	3.7%
Health Care	4.7%
Information Technology	4.9%
Consumer Staples	5.3%
Energy	5.3%
Materials	5.4%
Financials	8.8%
Consumer Discretionary	13.4%
Communication Services	13.9%
Industrials	15.0%

Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034868
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Fund Shares
Trading Symbol	USAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Fund, Fund Shares - $12,762	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper A Rated Bond Funds Index - $12,518
4/15	$10,000	$10,000	$10,000
4/16	$10,186	$10,272	$10,269
4/17	$10,574	$10,357	$10,524
4/18	$10,656	$10,324	$10,623
4/19	$11,244	$10,870	$11,252
4/20	$11,937	$12,049	$12,560
4/21	$12,761	$12,017	$13,118
4/22	$11,730	$10,994	$11,859
4/23	$11,668	$10,947	$11,797
4/24	$11,846	$10,786	$11,641
4/25	$12,762	$11,651	$12,518

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	7.73%	1.34%	2.47%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,004,398,000
Holdings Count | Holding	950
Advisory Fees Paid, Amount	$ 13,645,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066838
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Institutional Shares
Trading Symbol	UIINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Fund Institutional Shares - $1,282,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Lipper A Rated Bond Funds Index - $1,251,752
4/15	$1,000,000	$1,000,000	$1,000,000
4/16	$1,018,877	$1,027,204	$1,026,908
4/17	$1,058,809	$1,035,716	$1,052,406
4/18	$1,066,867	$1,032,409	$1,062,281
4/19	$1,126,758	$1,087,030	$1,125,160
4/20	$1,196,891	$1,204,885	$1,255,957
4/21	$1,280,094	$1,201,666	$1,311,766
4/22	$1,177,088	$1,099,378	$1,185,865
4/23	$1,171,310	$1,094,679	$1,179,695
4/24	$1,189,768	$1,078,606	$1,164,062
4/25	$1,282,518	$1,165,115	$1,251,752

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	7.80%	1.39%	2.52%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,004,398,000
Holdings Count | Holding	950
Advisory Fees Paid, Amount	$ 13,645,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220609
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class A
Trading Symbol	UINCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Fund Class A @ NAV - $12,450	Victory Income Fund Class A @ MOP - $12,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Lipper A Rated Bond Funds Index - $12,518
4/15	$10,000	$9,778	$10,000	$10,000
4/16	$10,160	$9,935	$10,272	$10,269
4/17	$10,521	$10,287	$10,357	$10,524
4/18	$10,572	$10,338	$10,324	$10,623
4/19	$11,143	$10,896	$10,870	$11,252
4/20	$11,795	$11,533	$12,049	$12,560
4/21	$12,570	$12,291	$12,017	$13,118
4/22	$11,531	$11,275	$10,994	$11,859
4/23	$11,443	$11,189	$10,947	$11,797
4/24	$11,580	$11,323	$10,786	$11,641
4/25	$12,450	$12,173	$11,651	$12,518

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.51%	1.09%	2.22%
Class A @ MOP	5.05%	0.63%	1.99%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 4,004,398,000
Holdings Count | Holding	950
Advisory Fees Paid, Amount	$ 13,645,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000175748
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class R6
Trading Symbol	URIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

U.S. Treasury yields fell across the yield curve during the time period, with interest rates from 10 years and shorter having the largest drop-in rates. Credit spreads, which compensate investors for the risk taken relative to U.S. Treasuries, increased during the period.

Top contributors to performance:

  The Fund’s security selection within corporate bonds contributed positively to performance during the period.

  Security selection within transportation, banking, insurance, and utilities contributed the most to performance.

  Security selection within Single-A and BBB-rated bonds also contributed positively to performance.

  As the Fund’s strategy is to keep the duration of the Fund in line with the benchmark, there was minimal impact from movements in the yield curve.

Top detractors from performance:

  The Fund’s underallocation to agency mortgage-backed securities detracted most from performance.

  An overallocation to corporate securities, primarily BBB-rated industrial securities, also detracted from performance.

  Within corporates, real estate investment trusts, retail, and health care were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Income Fund Class R6 - $12,615	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper A Rated Bond Funds Index - $12,247
12/16Footnote Reference*	$10,000	$10,000	$10,000
4/17	$10,336	$10,213	$10,297
4/18	$10,423	$10,180	$10,393
4/19	$11,018	$10,719	$11,009
4/20	$11,712	$11,881	$12,288
4/21	$12,546	$11,849	$12,834
4/22	$11,551	$10,841	$11,602
4/23	$11,500	$10,794	$11,542
4/24	$11,682	$10,636	$11,389
4/25	$12,615	$11,489	$12,247

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	7.99%	1.50%	2.80%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Lipper A Rated Bond Funds Index	7.53%	-0.07%	2.44%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 4,004,398,000
Holdings Count | Holding	950
Advisory Fees Paid, Amount	$ 13,645,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$4,004,398
Number of Holdings	950
Investment Advisory Fees	$13,645
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	36.6%
U.S. Treasury Obligations	22.6%
Yankee Dollars	11.0%
Asset-Backed Securities	10.9%
U.S. Government Agency Mortgages	9.1%
Collateralized Mortgage Obligations	5.7%
Municipal Bonds	2.5%
OtherFootnote Reference**	0.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034882
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	USSBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Short-Term Bond Fund, Fund Shares - $13,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg 1-3 Year Credit Index - $12,533	Lipper Short Investment Grade Debt Funds Index - $12,555
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,119	$10,272	$10,147	$10,087
4/17	$10,356	$10,357	$10,302	$10,256
4/18	$10,433	$10,324	$10,350	$10,329
4/19	$10,838	$10,870	$10,756	$10,692
4/20	$10,989	$12,049	$11,196	$10,929
4/21	$11,711	$12,017	$11,501	$11,456
4/22	$11,400	$10,994	$11,105	$11,058
4/23	$11,604	$10,947	$11,280	$11,228
4/24	$12,270	$10,786	$11,716	$11,729
4/25	$13,173	$11,651	$12,533	$12,555

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	7.36%	3.69%	2.79%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,964,000
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 6,522,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000066843
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UISBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Short-Term Bond Fund Institutional Shares - $1,328,705	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Bloomberg 1-3 Year Credit Index - $1,253,309	Lipper Short Investment Grade Debt Funds Index - $1,255,471
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$1,011,810	$1,027,204	$1,014,672	$1,008,684
4/17	$1,036,644	$1,035,716	$1,030,153	$1,025,612
4/18	$1,046,619	$1,032,409	$1,034,955	$1,032,887
4/19	$1,087,176	$1,087,030	$1,075,576	$1,069,237
4/20	$1,103,446	$1,204,885	$1,119,558	$1,092,853
4/21	$1,178,214	$1,201,666	$1,150,063	$1,145,602
4/22	$1,146,507	$1,099,378	$1,110,519	$1,105,850
4/23	$1,169,507	$1,094,679	$1,127,960	$1,122,807
4/24	$1,236,359	$1,078,606	$1,171,576	$1,172,857
4/25	$1,328,705	$1,165,115	$1,253,309	$1,255,471

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	7.47%	3.79%	2.88%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,964,000
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 6,522,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220627
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class A
Trading Symbol	UASBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Short-Term Bond Fund Class A @ NAV - $12,906	Victory Short-Term Bond Fund Class A @ MOP - $12,617	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg 1-3 Year Credit Index - $12,533	Lipper Short Investment Grade Debt Funds Index - $12,555
4/15	$10,000	$9,777	$10,000	$10,000	$10,000
4/16	$10,082	$9,856	$10,272	$10,147	$10,087
4/17	$10,306	$10,076	$10,357	$10,302	$10,256
4/18	$10,367	$10,135	$10,324	$10,350	$10,329
4/19	$10,743	$10,503	$10,870	$10,756	$10,692
4/20	$10,871	$10,628	$12,049	$11,196	$10,929
4/21	$11,562	$11,304	$12,017	$11,501	$11,456
4/22	$11,231	$10,980	$10,994	$11,105	$11,058
4/23	$11,411	$11,156	$10,947	$11,280	$11,228
4/24	$12,043	$11,774	$10,786	$11,716	$11,729
4/25	$12,906	$12,617	$11,651	$12,533	$12,555

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.17%	3.49%	2.58%
Class A @ MOP	4.81%	3.02%	2.35%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.28%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.30%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,749,964,000
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 6,522,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000175751
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URSBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we continued to focus on income generation, driven by our commitment to independent credit research, which allows us to identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive to both recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment-grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included banking, non-agency commercial mortgage-backed securities, asset-backed securities, property & casualty, and real estate investment trusts.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, our allocation to below investment grade, BBB and AA rated bonds performed the best, while bonds rated A and AAA contributed the least.

  Security selection and allocation were the biggest drivers of return relative to the Index.

Top detractors from performance:

  Sectors that underperformed relative to the Index included aerospace and defense, wirelines, taxable municipal bonds, tobacco, and refining.

  Duration detracted from performance as maturities of the bonds held by the Fund are more laddered than the Index, which is concentrated in the 2-3 year maturity band. This band experienced the largest decline in the yield curve during the period, which led to duration contributing to relative underperformance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Short-Term Bond Fund Class R6 - $13,118	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Lipper Short Investment Grade Debt Funds Index - $12,367	Bloomberg 1-3 Year Credit Index - $12,300
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,156	$10,213	$10,103	$10,110
4/18	$10,264	$10,180	$10,175	$10,157
4/19	$10,670	$10,719	$10,533	$10,556
4/20	$10,834	$11,881	$10,765	$10,987
4/21	$11,572	$11,849	$11,285	$11,287
4/22	$11,271	$10,841	$10,893	$10,898
4/23	$11,514	$10,794	$11,060	$11,070
4/24	$12,190	$10,636	$11,553	$11,498
4/25	$13,118	$11,489	$12,367	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	7.61%	3.90%	3.28%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.66%
Bloomberg 1-3 Year Credit Index	6.98%	2.28%	2.49%
Lipper Short Investment Grade Debt Funds Index	7.04%	2.81%	2.56%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,749,964,000
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 6,522,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,749,964
Number of Holdings	961
Investment Advisory Fees	$6,522
Portfolio Turnover	41%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	37.3%
Asset-Backed Securities	31.9%
U.S. Treasury Obligations	14.7%
Yankee Dollars	7.8%
Collateralized Mortgage Obligations	3.7%
OtherFootnote Reference**	2.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000092834
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	UUSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Ultra Short-Term Bond Fund, Fund Shares - $12,835	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,651	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,115	Lipper Ultra Short Obligations Funds Index - $12,496
4/15	$10,000	$10,000	$10,000	$10,000
4/16	$10,009	$10,272	$10,016	$10,052
4/17	$10,169	$10,357	$10,057	$10,201
4/18	$10,278	$10,324	$10,178	$10,333
4/19	$10,615	$10,870	$10,401	$10,597
4/20	$10,530	$12,049	$10,618	$10,725
4/21	$11,238	$12,017	$10,630	$10,993
4/22	$11,092	$10,994	$10,638	$10,902
4/23	$11,409	$10,947	$10,950	$11,184
4/24	$12,125	$10,786	$11,546	$11,846
4/25	$12,835	$11,651	$12,115	$12,496

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	5.86%	4.04%	2.53%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	1.94%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.25%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 286,586,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 709,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000130753
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UUSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Ultra Short-Term Bond Fund Institutional Shares - $1,285,916	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,115	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $1,211,546	Lipper Ultra Short Obligations Funds Index - $1,249,609
4/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/16	$999,887	$1,027,204	$1,001,611	$1,005,169
4/17	$1,015,749	$1,035,716	$1,005,741	$1,020,075
4/18	$1,025,870	$1,032,409	$1,017,807	$1,033,297
4/19	$1,060,109	$1,087,030	$1,040,106	$1,059,743
4/20	$1,052,131	$1,204,885	$1,061,820	$1,072,545
4/21	$1,123,764	$1,201,666	$1,063,049	$1,099,291
4/22	$1,109,819	$1,099,378	$1,063,774	$1,090,155
4/23	$1,142,257	$1,094,679	$1,095,017	$1,118,404
4/24	$1,214,535	$1,078,606	$1,154,601	$1,184,638
4/25	$1,285,916	$1,165,115	$1,211,546	$1,249,609

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	5.88%	4.09%	2.55%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	1.94%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.25%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 286,586,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 709,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000220636
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class A
Trading Symbol	USBAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Ultra Short-Term Bond Fund Class A @ NAV - $11,727	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,565	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,408	Lipper Ultra Short Obligations Funds Index - $11,468
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/21	$10,360	$9,865	$10,010	$10,088
4/22	$10,201	$9,025	$10,017	$10,004
4/23	$10,467	$8,987	$10,311	$10,264
4/24	$11,093	$8,855	$10,872	$10,871
4/25	$11,727	$9,565	$11,408	$11,468

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A @ NAV	5.60%	3.35%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.92%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.76%
Lipper Ultra Short Obligations Funds Index	5.48%	2.87%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class A is currently not charging a sales charge. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 286,586,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 709,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000179382
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), for the 12-month period ending April 30, 2025. In keeping with our investment approach, we focus on fundamental research and bottom-up security selection. A key part of that process is a robust relative value analysis that informs risk positioning and asset allocation so that we add incremental yield when we are adequately compensated for it. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of primarily investment grade bonds. Top contributors and detractors to performance are shown below.

Top contributors to performance:

  Asset allocation and yield curve positioning were the biggest drivers of return relative to the Index.

  Top sector allocations that outperformed relative to the Index included banking, asset-backed securities, cash, non-agency commercial mortgage-backed securities, finance companies, and life insurance.

  From a credit rating perspective, below investment grade, A, AA and BBB rated bonds performed the best, respectively, while bonds rated AAA and unrated were lower performers.

  The Fund’s longer duration was a meaningful contributor to performance relative to the Index as interest rates at the front end of the yield curve declined materially.

Top detractors from performance:

  While all sectors had positive returns during the reporting period, those that generated the least returns were integrated oil, oil field services, wireless, consumer products, municipal appropriation, agency commercial mortgage-backed securities, packaging, and construction machinery.

  Credit spreads widened slightly and modestly detracted from the positive carry of the allocation to credit.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Ultra Short-Term Bond Fund Class R6 - $12,865	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,394	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,059	Lipper Ultra Short Obligations Funds Index - $12,268
3/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
4/17	$10,038	$10,128	$10,011	$10,015
4/18	$10,154	$10,096	$10,131	$10,145
4/19	$10,509	$10,630	$10,353	$10,404
4/20	$10,447	$11,783	$10,569	$10,530
4/21	$11,183	$11,751	$10,581	$10,792
4/22	$11,059	$10,751	$10,588	$10,703
4/23	$11,395	$10,705	$10,899	$10,980
4/24	$12,134	$10,548	$11,492	$11,630
4/25	$12,865	$11,394	$12,059	$12,268

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	6.02%	4.25%	3.13%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.61%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.93%	2.67%	2.32%
Lipper Ultra Short Obligations Funds Index	5.48%	3.10%	2.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 286,586,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 709,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$286,586
Number of Holdings	417
Investment Advisory Fees	$709
Portfolio Turnover	52%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of April 30, 2025)

Value	Value
Corporate Bonds	28.5%
Asset-Backed Securities	20.7%
Yankee Dollars	17.8%
Collateralized Mortgage Obligations	10.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	4.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.
C000034875
Shareholder Report [Line Items]
Fund Name	Victory Money Market Fund
Class Name	Fund Shares
Trading Symbol	USAXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(as of April 30, 2025)

FUND STATISTICS

($ amounts in 000s)

(as of April 30, 2025)

Net Assets	$2,101,244
Number of Holdings	54
Investment Advisory Fees	$4,958
7 Day Net Yield	4.04%
	1 Year	5 Year	10 Year
Fund Shares	4.58%	2.51%	1.70%

AssetsNet	$ 2,101,244,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,958,000
Accountant Change Statement [Text Block]	Effective March 11, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending April 30, 2025.